Segment reporting	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding the allocation of resources.
The organizational structure effective as of 1 January 2019 comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth
segment, Global Export and Holding Companies, for all financial reporting purposes. Key changes made to company’s segment structure were as follows: (i) the Middle Americas region combines the former Latin America West region and the business unit Central America and Caribbean, which was previously reported in Latin America North region, and (ii) the South America region combines the former Latin America South region and Brazil, which was previously reported in Latin America North region. These organizational changes were effective as of 1 January 2019 and have been reflected in these consolidated financial statements
.
AB InBev has restated the 2018 results (referred to as “2018 restated”) to reflect:

•	the new company organizational structure effective 1 January 2019;

•	the new IFRS rules on lease accounting as if the company had applied the new standard as of 1 January 2018; and

•
the classification of the Australian operations as a disposal group held for sale as if the classification had been applied as of 1 January 2018, in line with IFRS rules. Refer to Note 22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations for more details.

The results of the former SAB Central and Eastern European Business were reported as “Results from discontinued operations” until the completion of the disposal that took place on 31 March 2017. The results of Distell were reported as share of results of associates until the completion of the sale that occurred on 12 April 2017, and accordingly, are excluded from normalized EBIT and EBITDA. Furthermore, the company stopped consolidating CCBA in its consolidated financial statements as from the completion of the transition of CCBA on 4 October 2017 and, following the completion of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses on 30 March 2018, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes as results of associates as of that date
.
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %)
.

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated
Volum e	108	111	114	134	129	124	140	136	140	86	87	132	93	96	94
Revenue	15 488	15 504	15 588	11 912	11 614	10 780	9 790	10 238	11 596	7 911	8 368	10 344	6 544	6 735	6 094
Normalized EBITDA	6 185	6 199	6 377	6 356	6 033	5 265	4 145	4 696	5 243	2 781	3 184	3 516	2 287	2 178	1 804
Normalized EBITDA margin %	39.9%	40.0%	40.9%	53.4%	51.9%	48.8%	42.3%	45.9%	45.2%	35.2%	38.1%	34.0%	35.0%	32.3%	29.6%
Depreciation, amortization and impairment	(833)	(834)	(886)	(921)	(844)	(781)	(955)	(1 008)	(1 064)	(974)	(936)	(992)	(648)	(734)	(649)
Normalized profit from operations (EBIT)	5 352	5 365	5 492	5 435	5 189	4 483	3 190	3 688	4 179	1 807	2 248	2 524	1 639	1 444	1 155
Exceptional items (see Note 8)	(11)	(10)	4	(51)	(151)	(158)	(96)	1	(26)	(61)	(370)	(144)	(41)	(43)	(44)
Profit from operations (EBIT)	5 341	5 355	5 495	5 384	5 038	4 325	3 094	3 689	4 153	1 746	1 878	2 381	1 598	1 401	1 110
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operatio n s
Discontinued operations
Profit/(loss)
Segment assets (non-current)	63 725	63 443	63 341	76 168	71 844	74 196	13 452	13 250	13 858	39 442	42 874	46 889	13 450	22 545	24 189
Gross capex	679	917	530	1 286	1 324	1 206	1 063	777	776	1 208	1 163	1 086	626	599	564
FTE	20 040	19 323	19 306	52 412	53 140	56 006	41 603	40 503	41 140	23 804	23 604	26 823	29 482	31 523	36 386

	Global Export and holding companies			Consolidated
	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated
Volum e	1	1	2	561	560	605
Revenue	685	582	457	52 329	53 041	54 859
Normalized EBITDA	(676)	(558)	(510)	21 078	21 732	21 695
Normalized EBITDA margin %	—	—	—	40.3%	41.0%	39.5%
Depreciation, amortization and impairment	(325)	(269)	(253)	(4 657)	(4 624)	(4 625)
Normalized profit from operations (EBIT)	(1 001)	(827)	(764)	16 421	17 107	17 069
Exceptional items (see Note 8)	(63)	(119)	(241)	(323)	(692)	(609)
Profit from operations (EBIT)	(1 064)	(946)	(1 004)	16 098	16 414	16 460
Net finance income/(cost)				(3 473)	(8 826)	(6 626)
Share of results of associates and joint ventures				152	153	430
Income tax expense				(2 786)	(2 585)	(1 658)
Profit from continuing operations				9 990	5 157	8 606
Discontinued operations				424	531	560
Profit/(loss)				10 414	5 688	9 166
Segment assets (non-current)	1 595	1 631	1 778	207 834	215 587	224 251
Gross capex	312	224	247	5 174	5 005	4 409
FTE	4 574	4 683	3 254	171 915	172 776	182 915
For the period ended 31 December 2019, net revenue from the beer business amounted to 47 984m US dollar (31 December 2018: 48 602m US dollar; 31 December 2017: 50 703m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) acc
o
unted for 4 345m US dollar (31 December 2018: 4 439m US dollar; 31 December 2017: 4 156m US dollar). Additionally, for the period ended 31 December 2019, net revenue from the company’s business in the United States amounted to 13 693m US dollar (31 December 2018: 13 624m US dollar; 31 December 2017: 13 705m US dollar) and net revenue from the company’s business in Brazil amounted to 7 277m US dollar (31 December 2018: 7 375m US dollar; 31 December 2017: 8 233m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 668m US dollar (31 December 2018: 710m US dollar; 31 December 2017: 704m US dollar) and non-current
assets located in the country of domicile represented 2 215m US dollar (31 December 2018: 2 117m US dollar; 31 December 2017: 2 106m US dollar).